LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS
Schedule of Maturities of finance leases liabilities

December 31,
2022
2023	234
2024	149
2025	102
2026	63
2027	12
2028 and thereafter	6
Total undiscounted minimum lease payments	566
Less: amount representing interest	(17)
Present value of minimum lease payments	548
Less: current portion	(224)
Long-term portion	324

December 31,
2021
2022	358
2023	215
2024	124
2025	75
2026	46
2027 and thereafter	7
Total undiscounted minimum lease payments	825
Less: amount representing interest	(55)
Present value of minimum lease payments	770
Less: current portion	(340)
Long-term portion	430

Schedule of Maturities of operating leases liabilities

December 31,
2022
2023	901
2024	636
2025	238
2026	24
2027	—
2028 and thereafter	—
Total undiscounted minimum lease payments	1,799
Less: current portion	(901)
Long-term portion	899

December 31,
2021
2022	673
2023	523
2024	277
2025	69
2026	18
2027 and thereafter	2
Total undiscounted minimum lease payments	1,562
Less: current portion	(673)
Long-term portion	888